Provision For Reinstatement Cost	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Provision For Reinstatement Cost

18	PROVISION FOR REINSTATEMENT COST

	December 31, 2023	December 31, 2022
	S$’000	S$’000
At beginning of year	8,854	8,047
Additions	634	802
Acquired on acquisition of a subsidiary	—	111
Accretion, recognized in finance cost	104	136
Payment for reinstatement	(81)	—
Currency alignment	(222)	(242)

At end of year	9,289	8,854

Analyzed as:
Current	2,297	5,282
Non-current	6,992	3,572

	9,289	8,854

The provision is made based on management’s best estimate for the reinstatement cost for its leasehold improvements, taking into account recent quotes received from contractors. The provision is recognized as an addition to leasehold improvements (Note 13) and is depreciated over its estimated useful lives.